UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss Asset Management, L.P.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-06219

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Manager, Gruss Co., LLC, GP of Gruss Asset Mgmt LP
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     February 09, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     32

Form13F Information Table Value Total:     $271,301 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BPW ACQUISITION CORP           COM              055637102     8266   921500 SH       SOLE                   921500        0        0
BPW ACQUISITION CORP           *W EXP 02/26/201 055637110      101   671500 SH       SOLE                   671500        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108     7647   328900 SH  CALL SOLE                   328900        0        0
CALPINE CORP                   COM NEW          131347304      732   100500 SH  PUT  SOLE                   100500        0        0
CHINA UNICOM (HONG KONG) LTD   SPONSORED ADR    16945R104     2762   226418 SH       SOLE                   226418        0        0
CIT GROUP INC                  UNIT 99/99/9999  125581405     7505  1016900 SH       SOLE                  1016900        0        0
COVIDIEN LTD                   COM              G2552X108     1031    28446 SH       SOLE                    28446        0        0
DANA HOLDING CORP              COM              235825205       62    84348 SH       SOLE                    84348        0        0
EAGLE MATERIALS INC            COM              26969P108     3682   200000 SH  CALL SOLE                   200000        0        0
GENENTECH INC                  COM NEW          368710406    16582   200000 SH  PUT  SOLE                   200000        0        0
GENENTECH INC                  COM NEW          368710406    59471   717300 SH       SOLE                   717300        0        0
GENERAL MTRS CORP              SENIOR DEBEN D   370442691      482    58475 SH       SOLE                    58475        0        0
GHL ACQUISITION CORP           *W EXP 02/14/201 36172H116      192   958700 SH       SOLE                   958700        0        0
GHL ACQUISITION CORP           COM              36172H108    10922  1213600 SH       SOLE                  1213600        0        0
HUNTSMAN CORP                  COM              447011107     1324   385000 SH       SOLE                   385000        0        0
KAPSTONE PAPER & PACKAGING C   *W EXP 08/15/200 48562P111       26   512740 SH       SOLE                   512740        0        0
LIBERTY MEDIA CORP NEW         ENT COM SER A    53071M500    27798  1590300 SH       SOLE                  1590300        0        0
NRDC ACQUISITION CORP          *W EXP 10/17/201 62941R110      202   960700 SH       SOLE                   960700        0        0
NRDC ACQUISITION CORP          COM              62941R102    11993  1310700 SH       SOLE                  1310700        0        0
NRG ENERGY INC                 COM NEW          629377508     5879   252000 SH       SOLE                   252000        0        0
SAPPHIRE INDUSTRIALS CORP      *W EXP 01/17/201 80306T117      154   960000 SH       SOLE                   960000        0        0
SAPPHIRE INDUSTRIALS CORP      COM              80306T109    18523  2020000 SH       SOLE                  2020000        0        0
SP ACQUISITION HOLDINGS INC    COM              78470A104     5977   655360 SH       SOLE                   655360        0        0
TECK COMINCO LTD               CL B             878742204      492   100000 SH       SOLE                   100000        0        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    16020   376318 SH       SOLE                   376318        0        0
TRIAN ACQUISITION I CORP       COM              89582E108    10787  1210700 SH       SOLE                  1210700        0        0
TRIAN ACQUISITION I CORP       *W EXP 01/23/201 89582E116      221   960700 SH       SOLE                   960700        0        0
TRIPLECROWN ACQUISITION CORP   COM              89677G109     7254   801598 SH       SOLE                   801598        0        0
TYCO ELECTRONICS LTD           COM NEW          G9144P105      461    28446 SH       SOLE                    28446        0        0
UST INC                        COM              902911106    33060   476500 SH       SOLE                   476500        0        0
VIACOM INC NEW                 CL B             92553P201      870    45649 SH       SOLE                    45649        0        0
WACHOVIA CORP NEW              CONV7.5%PFD CL A 929903219    10823    14430 SH       SOLE                    14430        0        0